Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Service Type	The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
	2025	2024
Services transferred at a point in time:
Flights	$353,867	$308,283
Aircraft management services	2,101	1,942
Services transferred over time:
Memberships	132	4,005
MRO	10,623	7,166
Fractional ownership purchase price	9,154	5,877
	$375,877	$327,274

Schedule of Rollforward of Deferred Revenue

The following table provide a rollforward of deferred revenue:

Amount
Balance as of December 31, 2024	$149,517
Revenue recognized	(281,521)
Revenue deferred	294,323
Balance as of December 31, 2025	$162,319